LOSS PER SHARE	12 Months Ended
Dec. 31, 2017
LOSS PER SHARE
LOSS PER SHARE
23.	LOSS PER SHARE

Basic and diluted loss per share for each of the periods presented are calculated as follows:

	For the Year Ended December 31,
	2015	2016	2017
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Numerator:
Net loss attributable to ordinary shareholders:	(88,691)	(913,477)	(369,161)	(56,739)

Denominator:
Number of shares outstanding, opening	413,147,475	400,165,607	421,522,374	421,522,374
Weighted average number of shares issued	1,423,986	20,702,130	4,067,372	4,067,372
Weighted average number of shares repurchased	(7,421,952)	(12,678,015)	-	-
Weighted-average number of shares outstanding – Basic	407,149,509	408,189,722	425,589,746	425,589,746
Weighted-average number of shares outstanding – Diluted	407,149,509	408,189,722	425,589,746	425,589,746

Loss per share
-Basic	(0.22)	(2.24)	(0.87)	(0.13)
-Diluted	(0.22)	(2.24)	(0.87)	(0.13)

The effects of share options have been excluded from the computation of diluted loss per share for the years ended December 31, 2015, 2016 and 2017 as their effects would be anti-dilutive.

During the years ended December 2015, 2016 and 2017, the Company issued 163,904, 23,000,000 and nil treasury stock to its share depositary bank which will be used to settle share option awards upon their exercise. No consideration was received by the Company for this issuance of ordinary shares. These ordinary shares are legally issued and outstanding but are treated as escrowed shares for accounting purposes and therefore, have been excluded from the computation of loss per share. Any ordinary shares not used in the settlement of share option awards will be returned to the Company.

During 2017, treasury stock was used to settle 3,627,709 units of restricted share units vested, respectively (2016: exercise of share options 1,325,241 and restricted share units vested 33,762,181, 2015: exercise of share options 8,776,032 and restricted share units vested 9,291,500).